Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 22, 2015
Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2015
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
Zacks Small-Cap Core Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION ZACKS SMALL-CAP CORE FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Zacks Small-Cap Core Fund is to seek capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Zacks Small-Cap Core Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2018-03-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2014 was 154% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	154.00%
Expense Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Class C Shares and Class I Shares fees and expenses information in the table have been restated to reflect current fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. Zacks Investment Management, Inc. (the “Advisor”) uses a proprietary model to quantitatively assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative model is to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative model, the portfolio managers select small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000 Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of December 31, 2014, the market capitalizations of companies included in the Russell 2000 Index were between $19 million and $10.3 billion. The Russell 2000 Index is reconstituted annually, typically on May 31 of each year, to seek to ensure that larger stocks do not distort the performance and characteristics of the Index and that the represented companies continue to reflect small capitalization characteristics.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. Sector and style allocations generally result from a hybrid research process. The Fund may engage in short-sale transactions up to 25% of its net assets. The Fund’s investment strategy involves active and frequent trading.

The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics. Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management and Strategy Risk. The value of your investment is dependent upon the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Small-Cap Companies Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall. Prices of these companies’ securities may be more volatile than those of other securities, particularly over the short term.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, as of November 30, 2014, a significant portion of the Fund’s assets were invested in the Consumer and Financial sectors. Companies in the Consumer sector may be adversely affected by fluctuations in supply and demand, changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the Consumer sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources. Companies in the Financial sector may be adversely affected by many factors, including among others, fluctuations in interest rates, government regulation, economic conditions, credit rating downgrades, and decreased liquidity in the credit markets. The impact of more stringent capital requirements or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor Class shares and by showing how the average annual total return of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.zacksfunds.com, or by calling the Fund at 888-453-4003. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns shown in the accompanying bar chart and table are for the Fund’s Investor Class shares because no Class I shares or Class C shares were outstanding as of December 31, 2014. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor Class shares and by showing how the average annual total return of the Fund compare with the average annual total returns of a broad-based market index.

Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-453-4003
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.zacksfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Investor Class For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV (non-annualized):	15.30%	Quarter Ended 3/31/13
Lowest Calendar Quarter Return at NAV (non-annualized):	(6.04% )	Quarter Ended 9/30/14

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (non-annualized):
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (non-annualized):
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.04%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Zacks Small-Cap Core Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZSCCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	zacks_WireFee	20
Overnight check delivery fee	zacks_CheckFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1],[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.39%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	142
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	440
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	871
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,073
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	440
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,073
2012	rr_AnnualReturn2012	19.48%
2013	rr_AnnualReturn2013	43.66%
2014	rr_AnnualReturn2014	3.21%
1 Year	rr_AverageAnnualReturnYear01	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	16.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Zacks Small-Cap Core Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZCCCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	zacks_WireFee	20
Overnight check delivery fee	zacks_CheckFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1],[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.14%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	320
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	670
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,256
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,847
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,256
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,847
1 Year	rr_AverageAnnualReturnYear01	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	15.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Zacks Small-Cap Core Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ZSCIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	zacks_WireFee	20
Overnight check delivery fee	zacks_CheckFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1],[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.14%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	116
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	362
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	740
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	362
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	740
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,801
1 Year	rr_AverageAnnualReturnYear01	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	16.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Zacks Small-Cap Core Fund | - Return After Taxes on Distributions | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	15.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Zacks Small-Cap Core Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	12.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Zacks Small-Cap Core Fund | Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	12.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011

[1]	Class C Shares and Class I Shares fees and expenses information in the table have been restated to reflect current fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.39%, 2.14% and 1.14% of the average daily net assets of the Investor Class, Class C and Class I shares of the Fund, respectively. This agreement is in effect until March 31, 2018 and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.
[3]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% on any shares sold during months 13-18 after the date of purchase.